Note 13 - Income Taxes (Details) - Deferred Tax Assets and Liabilities (USD $)	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets (liabilities):
Write-downs and expenses of OREO	$ 1,443,644	$ 523,763
Allowance for loan losses	2,856,194	2,210,460
Unrealized gain on securities available for sale	(571,763)	(788,221)
SERP Liability	1,737,663	1,508,758
Other than temporary impairment loss	302,651	294,007
Depreciation	334,896	320,479
Nonaccrual interest	144,742	134,661
FAS 158 pension liability	65,493	70,668
Other	13,182	48,502
Net deferred tax assets	$ 6,326,702	$ 4,323,077